Investment in Associates (Details) - USD ($) $ in Thousands							12 Months Ended
	Mar. 25, 2025	Feb. 25, 2025	Mar. 11, 2024	Nov. 25, 2023	Feb. 17, 2023	Mar. 10, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investment in Associates [Line Items]
Initial Investment						$ 700
Additional investment					$ 400
Number of shares (in Shares)							365,444	57,293	3,739
Total outstanding percentage		17.70%
Capital gain							$ 2,231
Equity losses from the investment							(500)	(429)	(210)
MitoCareX [Member]
Investment in Associates [Line Items]
Outstanding shares										31.48%
Additional investment					$ 600
Additional investment	$ 600
Installment paid			$ 600
Proceeds from issuance of shares		$ 700
Number of shares (in Shares)		490,751
Equity losses from the investment							$ 500	$ 429	$ 210
MitoCareX [Member] | Bottom of range [Member]
Investment in Associates [Line Items]
Ownership percentage				41.92%	31.48%
MitoCareX [Member] | Top of range [Member]
Investment in Associates [Line Items]
Ownership percentage				52.73%	41.92%